SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Other revenue from tenants	$ 235	$ 303	$ 484	$ 606
Investment and other revenue	247	196	397	382
Total revenue	1,802	2,423	3,551	4,743
Operating segments
Disclosure of operating segments [line items]
Lease revenue	908	1,242	1,923	2,478
Other revenue from tenants	235	303	484	606
Hospitality revenue	412	682	747	1,277
Investment and other revenue	247	196	397	382
Total revenue	1,802	2,423	3,551	4,743
Office
Disclosure of operating segments [line items]
Total revenue	445	499	920	983
Office | Operating segments
Disclosure of operating segments [line items]
Lease revenue	286	324	603	653
Other revenue from tenants	106	115	210	232
Hospitality revenue	7	7	14	14
Investment and other revenue	46	53	93	84
Total revenue	445	499	920	983
Retail
Disclosure of operating segments [line items]
Total revenue	364	376	730	771
Retail | Operating segments
Disclosure of operating segments [line items]
Lease revenue	267	279	535	570
Other revenue from tenants	64	70	127	138
Hospitality revenue	0	0	0	0
Investment and other revenue	33	27	68	63
Total revenue	364	376	730	771
LP Investments
Disclosure of operating segments [line items]
Total revenue	958	1,486	1,829	2,874
LP Investments | Operating segments
Disclosure of operating segments [line items]
Lease revenue	355	639	785	1,255
Other revenue from tenants	65	118	147	236
Hospitality revenue	405	675	733	1,263
Investment and other revenue	133	54	164	120
Total revenue	958	1,486	1,829	2,874
Corporate
Disclosure of operating segments [line items]
Total revenue	35	62	72	115
Corporate | Operating segments
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	35	62	72	115
Total revenue	$ 35	$ 62	$ 72	$ 115